Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total current amounts due from related party				$ 271,567,484	$ 233,441,459
Total non-current amounts due from related party				15,283,028	14,933,562
Due from Related Parties, Total				286,850,512	248,375,021
Amounts due to related parties				77,062,355	31,511,929
Total non current amounts due to related party				10,979,186	10,728,133
Amounts due to related party				88,041,541	42,240,062
Due from subsidiaries				2,854,538	2,789,265
Accrued interest expense				$ 32,363,632	$ 20,935,671
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				10.00%	10.00%
Accrued interest expense				$ 0	$ 0
Working capital funds advanced from related parties current				$ 2,694,286	$ 2,632,678
Debt term				3 years	3 years
Interest repaid				$ 0
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)		100.00%
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)	100.00%
Henan Hongguang Olympic Real Estate Co Ltd
Related Party Transaction [Line Items]
Total current amounts due from related party				95,078,214	$ 90,330,257
Qingdao Huiju
Related Party Transaction [Line Items]
Total current amounts due from related party				10,035,794	56,469,394
Guangzhou Huanglong Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related party				47,953,453	16,324,735
Xinzheng Meihang Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related party				2,854,538	2,789,265
Amounts due to related parties				$ 2,694,286	2,632,678
Xinzheng Meihang Network Technology Co., Ltd. | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				11.50%
Related party debt term				3 years
Interest received				$ 0
Accrued interest				0	0
Madison Development Limited
Related Party Transaction [Line Items]
Total current amounts due from related party				33,768,281	33,231,243
Advances for operational needs				33,768,281
Madison Development Limited | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest receivable				$ 15,964,313
Interest rate (as a percent)				15.00%
Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related party				$ 32,032,079	20,160,872
Amounts due to related parties				2,961,668	16,272,639
Suzhou Wanzhuo's non-controlling interest holders | Loans Payable [Member]
Related Party Transaction [Line Items]
Accrued interest expense				0	10,981,256
Working capital funds advanced from related parties current				$ 0	$ 2,397,436
Suzhou Wanzhuo's non-controlling interest holders | Minimum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.25%	4.25%
Suzhou Wanzhuo's non-controlling interest holders | Maximum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%	4.75%
Suzhou Wanzhuo's non-controlling interest holders | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				0.00%
Suzhou Wanzhuo's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent				$ 32,032,079
Suzhou Wanzhuo's non-controlling interest holders | Shareholder Service | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current				2,961,668
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related party				22,194,420	$ 12,129,962
Cash consideration		$ 28,836,311
Taicang Pengchi's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent					22,194,420
Henan Qingning Apartment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				12,045,693	444,409
Total non current amounts due to related party				10,979,186	10,728,133
Suzhou Rongjingchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related party				22,141,569	0
Others
Related Party Transaction [Line Items]
Total current amounts due from related party				5,509,136	2,005,731
Total non-current amounts due from related party				2,736,955	2,674,370
Amounts due to related parties				12,593,656	10,529,235
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Total non-current amounts due from related party				12,546,073	12,259,192
Amounts due to related parties				$ 1,771,522	1,632,968
Cash consideration	$ 15,615,240
Suzhou Wanzhuos
Related Party Transaction [Line Items]
Percentage of ownership sold			80.00%
Proceed from equity interest sold			$ 23,687,327
Suzhou Wanzhuos | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%
Suzhou Yefang
Related Party Transaction [Line Items]
Working capital funds, noncurrent				$ 12,546,073
Suzhou Kairongchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				$ 44,995,530	$ 0